Discontinued Operations - Schedule of Loss from Discontinued Operations (Details) - Discontinued operations [member] - USD ($) $ in Thousands		Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
Schedule of Loss from Discontinued Operations [Line Items]
Intangible assets, net			$ 3,436
Goodwill			3,193
Other adjustments			(2)
Total assets		$ 351	6,627	$ 351
Social Proxy’s equity			(1,516)
Deferred tax liability			(219)
Loan to Social Proxy	[1]		1,318
Total equity			$ 6,210

[1]	The Company’s total loan to Social Proxy amounted to $1,626 thousand. Of this amount, $1,318 thousand, relating to the period up to December 31, 2024, was included within discontinued operations, while the remaining $308 thousand, relating to 2025, was recognized as a bad debt within continuing operations. See Note 23